UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number      811-3056


                                  TRIDAN CORP.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              261 West 35th Street, 16th floor, New York, NY 10001
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
      51 East 42nd Street, New York, NY  10017
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 239-0515

Date of fiscal year end:  April 30, 2007

Date of reporting period:  October 31, 2006

Item 1.    Reports to Stockholders.

           Attached on the following pages is a copy of the registrant's semi-annual report as of October 31, 2006 transmitted to stockholders.

TRIDAN CORP.
--------------------------------------------------------------------------------
                           261 West 35th Street, 16th Floor, New York, N.Y.10001
                                                                  (212) 239-0515

                               SEMI-ANNUAL REPORT

                                         December 27, 2006

Dear Shareholder:

      This semi-annual report of Tridan Corp. covers the six-month period from May 1, 2006 to October 31, 2006. As part of this report, we enclose the unaudited financial report for that six-month period and for the corresponding period in 2005.

      A schedule of the company's portfolio holdings at October 31, 2006, consisting entirely of municipal obligations, is included in the financial report. The company invests exclusively in non-voting securities. The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The company's Forms N-Q are available on the Commission's website at http://www.sec.gov. They may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      The net asset value per share at October 31, 2006 was $12.17, compared with $12.21 at October 31, 2005. Net investment income per share was $.20 for the six-month period ended October 31, 2006, compared with $.22 for the six-month period ended October 31, 2005.

      At the company's last annual meeting on June 20, 2006, the reappointment of Weiser LLP as the company's auditors for the fiscal year ending April 30, 2007 was ratified by the shareholders as follows:

      Shares Voted For                   2,852,610
      Shares Voted Against               None

Tridan Corp.
December 27, 2006
Page - 2 -

      Shares Abstaining          None

      Also at the last annual meeting, the incumbent directors, all of whom are named below, were all reelected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

                           Shares Voted For    Shares Withheld
                           ----------------    ---------------

     Mark Goodman             2,852,610             None
     Peter Goodman            2,852,610             None
     Paul Kramer              2,852,610             None
     Jay S. Negin             2,852,610             None
     Warren F. Pelton         2,852,610             None
     Russell J. Stoever       2,852,610             None

      During the six-month period ended October 31, 2006, no director or officer received any compensation from the company except for fees of $6,000 paid to each director, plus an additional $2,500 to Paul Kramer as chairman of the audit committee. All executive officers of the company as a group (two persons) received compensation (comprised solely of said directors' fees) aggregating $12,000 during said period (which excludes professional fees paid to the law firm of which I. Robert Harris, secretary of the company, is a member).

      At its meeting on May 25, 2006, the Board of Directors unanimously approved the renewal of the company's investment advisory agreement with J.P. Morgan Investment Management Inc. for the period July 1, 2006 to June 30, 2007. The board considered a variety of material factors and conclusions with respect thereto that formed the basis for the board's approval, as discussed below.

      Throughout the year, the directors received and analyzed a substantial quantity of comprehensive information and written materials, including ongoing analysis of Tridan's existing portfolio and Morgan's recommendations in light of its forecasts for the economy, employment trends, business conditions, federal rate moves, interest trends including comparisons between tax-exempt and taxable bonds, appropriate maturities, quality, yields, diversification, etc. The directors subject Morgan's portfolio management to scrutiny at each board meeting, including examination of transactions completed since the prior meeting and an overview of the entire portfolio. Written materials received by the directors before and during each meeting include reports, statistics, charts, graphs, performance records, comparisons with other funds and the like. Morgan is constantly questioned at great length regarding its views, its recommendations and its performance.

Tridan Corp.
December 27, 2006
Page - 3 -

      In addition to the foregoing, as requested by Tridan's corporate counsel pursuant to Section 15(c) of the Investment Company Act of 1940, Morgan submitted its audited financial statements and detailed information regarding Morgan's business, personnel and operations, advisory services, compensation matters, portfolio strategy, investment performance, sources of information, fee comparisons, compliance programs, and other matters of significance to the relationship between Tridan and its investment adviser, all of which material was furnished to each director. The directors reviewed all of this material and discussed the same at length, as well as their own views on Morgan's previous performance and relationship with Tridan, with particular attention to the following areas:

Investment Performance

      At each meeting, the directors receive, review and discuss with Morgan's representatives various data showing Tridan's portfolio characteristics, including market value, average duration, credit quality, coupon, estimated annual income and yield statistics, and breakdown information regarding duration, credit, and investment sectors. Morgan's quarterly presentation also includes the portfolio performance over three months, year to date, one year, three years, five years and ten years, compared with the Lipper NY Intermediate Muni Debt Funds, JPMorgan NY Tax Free Bond Fund, Sanford Bernstein NY Muni Fund, and Lehman 1-17 Year NY Muni Bond Index. Based on their review, the directors all agreed that Tridan's relative investment performance has been satisfactory.

Nature, Extent and Quality of Service

      The board's analysis of the nature, extent and quality of Morgan's services to Tridan was based on knowledge gained over time from discussions with management and at the board's regular meetings. In addition, the directors reviewed materials contained in Morgan's response to Tridan's 15(c) Questionnaire pursuant to the Investment Company Act of 1940, and its Form ADV under the Investment Advisers Act of 1940 concerning, among much other information, the qualifications, education and experience of Morgan's personnel involved in rendering those services. As Tridan's investment adviser, Morgan manages the investment of the Company's assets, including purchases and sales of securities, and arranges for the periodic transfer of cash required to pay expenses and make distributions to shareholders. Morgan also provides clerical and bookkeeping services, and prepares and issues periodic reports and statements. Its affiliate maintains custody of Tridan's securities and provides access thereto upon request. The board considered its adviser's performance of these administrative and support services, including monitoring adherence to the company's investment policies, guidelines and restrictions, Morgan's responsiveness to requests by Tridan's counsel for periodic information, reports and certifications required for compliance with securities laws and regulations, and maintaining and monitoring their respective compliance programs in light

Tridan Corp.
December 27, 2006
Page - 4 -

of today's extensive regulatory requirements. The board concluded that the nature, extent and quality of the services provided by Morgan to the company have been and continue to be appropriate and beneficial.

Fees

      Under its Investment Advisory Agreement with Morgan, Tridan pays an annual fee, computed and payable quarterly, equal to 0.28% of its net assets under management. The agreement requires Morgan to bear all expenses incurred by it in connection with its activities under the agreement, without any reimbursement from the company. In addition, there is no charge made to Tridan for maintaining custody of the company's securities and for custodial-related services rendered by Morgan and its affiliates. In light of the nature, extent and quality of the services received by Tridan from Morgan and its affiliated companies, and comparing the management fees charged by Morgan to other fixed-income investment companies managed by it, all of which are many times larger than Tridan, the Board considers Morgan's management fee to Tridan to be reasonable.

      After full consideration of the above factors, the board concluded unanimously that renewal of the investment advisory agreement with J.P. Morgan Investment Management Inc. was in the best interest of Tridan and its shareholders.

                                         Sincerely

                                         TRIDAN CORP.


                                         Peter Goodman, President

                                  TRIDAN CORP.

                                FINANCIAL REPORT
                                   (Unaudited)

                            OCTOBER 31, 2006 AND 2005

TRIDAN CORP.
(Unaudited)

TABLE OF CONTENTS
----------------------------------------

                                                                          ------
                                                                           Page
                                                                          ------

Accountant's Report                                                         1

Financial Statements

     Statements of Assets and Liabilities                                   2

     Schedules of Investments in Municipal Obligations                      3

     Statements of Operations                                               7

     Statements of Changes in Net Assets                                    8

     Notes to Financial Statements                                          9

 Scialo &
 Company
 CPA,P.C.
                                             48 South Franklin Turnpike
                                             Ramsey, New Jersey 07446
--------------------------------------------------------------------------------
                                             Tel: 201-236-0100 Fax: 201-236-0200

To the Shareholders and Board of Directors
Tridan Corp.

We have compiled the accompanying statements of assets and liabilities, and schedules of investments in municipal obligations of Tridan Corp. as of October 31, 2006 and 2005, the related statements of operations for the six months then ended and changes in net assets for the six months ended October 31, 2006, and financial highlights (Note 6 to the financial statements) for each period in the six months ended October 31, 2002 through 2006, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants.

A compilation is limited to presenting in the form of financial statements information that is the representation of management. We have not audited or reviewed the aforementioned financial statements and financial highlights and, accordingly, do not express an opinion or any other form of assurance on them.

The statement of changes in net assets for the year ended April 30, 2006 was derived from financial statements that were audited by another accounting firm. Their report, dated May 22, 2006, expressed an unqualified opinion thereon, but they have not performed any auditing procedures since that date.

We are not independent with respect to Tridan Corp.


Scialo & Company CPA, P.C.

Ramsey, New Jersey
December 4, 2006

--------------------------------------------------------------------------------
Certified Public Accountants & Consultants

TRIDAN CORP.

STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------

(Unaudited)

                                                           OCTOBER 31,

                                                      2006             2005
                                                  -------------    ------------
ASSETS

Investments in municipal obligations,
   at market value (amortized cost of
   $36,279,305 and $36,097,519, respectively)     $  37,250,388    $ 37,291,968

Cash and cash equivalents                               219,930         314,679

Accrued interest receivable                             512,344         548,917

Prepaid expenses                                          2,500           2,500
                                                  -------------    ------------

                                                     37,985,162      38,158,064
                                                  -------------    ------------

LIABILITIES

Accounts payable and accrued liabilities
   Accrued investment advisory fees                      27,350          32,000
   Accrued fees and disbursements - affiliate            49,892          44,275
   Accrued other                                                         18,131

Common stock redemption payable                           6,105              --
                                                  -------------    ------------

                                                         83,347          94,406
                                                  -------------    ------------

NET ASSETS                                        $  37,901,815    $ 38,063,658
                                                  =============    ============

Analysis of net assets
   Common stock, at $.02 par value,
       6,000,000 shares authorized                $      63,982    $     63,982
   Paid in capital                                   36,826,094      36,847,762
   Over distributed investment income, net              (21,302)        (80,931)
   Undistributed capital gains                           61,958          38,305
   Unrealized appreciation of investments, net          971,083       1,194,450
                                                  -------------    ------------

Net assets, equivalent to $12.17 and $12.21
   per share based on 3,114,709.7468
   and 3,116,511.7948 shares of common stock
   outstanding, respectively                      $  37,901,815    $ 38,063,568
                                                  =============    ============


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 2 -

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
-------------------------------------------------

(Unaudited)

                                                                                  OCTOBER 31,

                                                               2006                                         2005
                                            ------------------------------------------   ------------------------------------------
                                             Principal      Amortized        Market       Principal      Amortized        Market
                                               Amount          Cost          Value          Amount          Cost          Value
                                            ------------   ------------   ------------   ------------   ------------   ------------
Bethlehem N.Y
   Central School District
   5.000%, due November 11, 2015            $    500,000   $    544,737   $    549,925   $    500,000   $    549,508   $    539,380

Cattaraugus Cty
   NY Public Unlimited tax
   5.000%, due June 1, 2014                      275,000        294,554        295,851        275,000        297,039        293,585
   5.000%, due June 1, 2015                      275,000        293,306        296,686        275,000        295,354        293,029

City of Buffalo
   N.Y. Sewer Auth
   5.00%, due May 15, 2011                     1,110,000      1,170,687      1,178,121      1,110,000      1,183,070      1,185,158

City of New York
   General Purpose Unlimited Tax
   6.750%, due February 1, 2009                  500,000        521,324        534,882      1,000,000      1,058,016      1,101,694

Clarkstown NY Central
   School District
   5.250%, due April 15, 2015                    400,000        432,503        440,364        400,000        436,156        435,044

Cleveland Hill Union Free
   School District
   5.500%, due October 15, 2011                1,480,000      1,497,181      1,574,320      1,480,000      1,500,181      1,597,778

Chenango Valley
   NY Central School District
   4.000%, due June 15, 2011                     190,000        196,381        193,530        290,000        299,873        294,889

Jay Street Development Corp.
   Var. Rate, due May 1, 2020                  1,100,000      1,100,000      1,100,000             --             --             --
   Var. Rate, due May 1, 2020                    100,000        100,000        100,000             --             --             --

Metropolitan Transportation Authority
   N.Y. SVC Contract
   5.750%, due July 1, 2008                           --             --             --      1,000,000        989,576      1,065,030
   Var. rate, due November 1, 2029               100,000        100,000        100,000        100,000        100,000        100,000

Monroe County, N.Y. - Rochester
   Pub Improvement
   6.000%, due June 1, 2010                       10,000         10,033         10,480        900,000        903,527        971,479
   6.000%, due March 1, 2012                     445,000        493,598        496,918        445,000        502,287        500,888

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured 6.200%, due Feb.15, 2011      1,070,000      1,067,916      1,183,024      1,070,000      1,067,580      1,200,508


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 3 -

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
-------------------------------------------------

(Unaudited)

                                                                                  OCTOBER 31,

                                                               2006                                         2005
                                            ------------------------------------------   ------------------------------------------
                                             Principal      Amortized        Market       Principal      Amortized        Market
                                               Amount          Cost          Value          Amount          Cost          Value
                                            ------------   ------------   ------------   ------------   ------------   ------------
Municipal Securities Trust
   Var. Rate, due March 15, 2016            $    100,000   $    100,000   $    100,000   $         --   $         --   $         --

N.Y.C. Municipal Water
   Fin. Auth
   6.000%, due June 15, 2009                          --             --             --      2,000,000      2,088,876      2,184,020
   Var. Rate, due June 15, 2025                  100,000        100,000        100,000             --             --             --

N.Y.S. Dormitory Authority - State
   University Educational Facilities
   7-1/2%, due May 15, 2011                      450,000        445,792        499,152        510,000        504,159        574,586

N.Y C. Ref. Unltd. tax
   6.000%, due May 15, 2030                      150,000        176,881        163,686        150,000        177,911        167,879

NYC Trans.Fin. Auth. Rev
   Var. Rate, due November 15, 2027              100,000        100,000        100,000             --             --             --

N.Y.S. Thruway Authority
   5.250%, due April 1, 2013                   1,000,000      1,086,543      1,093,080      1,000,000      1,099,669      1,090,830
   5.000%, due April 1, 2017                   1,000,000      1,077,690      1,082,460      1,000,000      1,084,935      1,082,890

N.Y.S. Dormitory Authority
   Pace University
   6.500%, due July 1, 2009                    1,000,000      1,039,356      1,075,000      1,000,000      1,051,292      1,107,990

N.Y.S. Dormitory Authority
   Revs. Supported Debt
   5.000%, due February 15, 2021               1,035,000      1,077,973      1,111,300             --             --             --

N.Y.S. Environmental Facilities
   Pollution Control - Revolving Fund
   5.750%, due June 15, 2008                     190,000        191,906        196,817      1,500,000      1,524,539      1,596,006
   5.200%, due May 15, 2014                      575,000        626,693        635,622        575,000        633,175        630,120
   5.250%, due December 15, 2012                 400,000        439,685        436,388        400,000        445,998        436,112
   5.000%, due June 15, 2018                   1,000,000      1,063,539      1,089,140             --             --             --

N.Y.S. Dormitory Authority Revs
   5.250%, due November 15, 2023               1,400,000      1,524,197      1,506,932      1,400,000      1,530,829      1,495,578
   5.500%, due July 1, 2019                    1,000,000      1,117,490      1,160,800             --             --             --
   5.00%, due July 1, 2020                     1,745,000      1,835,132      1,896,012             --             --             --


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 4 -

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
-------------------------------------------------

(Unaudited)

                                                                                  OCTOBER 31,

                                                               2006                                         2005
                                            ------------------------------------------   ------------------------------------------
                                             Principal      Amortized        Market       Principal      Amortized        Market
                                               Amount          Cost          Value          Amount          Cost          Value
                                            ------------   ------------   ------------   ------------   ------------   ------------
N.Y.S. Dormitory Authority
   City University General
   Sys. 2nd Ser
   5.750%, due July 1, 2013                 $    215,000   $    239,839   $    234,969   $    215,000   $    243,407   $    234,913

N.Y.S. Local Gov't. Asst. Corp.
   5.500%, due April 1, 2017                     240,000        266,753        274,327        240,000        269,208        269,983
   Var. rate, due April 1, 2025                  100,000        100,000        100,000        100,000        100,000        100,000

N.Y.S. Dormitory Authority Revs
   Columbia University
   5.000%, due July 1, 2010                           --             --             --      1,000,000      1,047,316      1,060,930

N.Y.S. Housing Fin. Svc. Contract
   Var. rate, due March 15, 2026                 100,000        100,000        100,000        100,000        100,000        100,000

N.Y.S. Dormitory Authority Revs
   Personal Income Tax
   5.500%, due March 15, 2011                  1,000,000      1,065,719      1,079,030      1,000,000      1,079,813      1,084,310
   5.500%, due March 15, 2018                  1,155,000      1,314,676      1,332,293             --             --             --

N.Y.S. UDC Correction FACS
   6.000%, due January 1, 2012                        --             --             --      1,000,000      1,019,889      1,091,910

Nassau County Interim
   Fin. Auth., N.Y
   5.750%, due November 15, 2013               1,100,000      1,125,166      1,193,192      1,100,000      1,129,388      1,219,185
   Var. rate, due November 15, 2022                   --             --             --         50,000         50,000         50,000

Nassau Health Care Corp.
   Var. rate, due August 1,2029                  100,000        100,000        100,000        100,000        100,000        100,000

New York, NY  Gen'l. Obligation
   Var. rate, due March 1, 2034                   95,000         95,000         95,000        100,000        100,000        100,000

Niagara Falls Bridge
   Commission NY Toll Rev Hwy
   1 MPT Series B
   5.250%, due October 1, 2015                 2,000,000      2,103,353      2,171,200      2,000,000      2,105,751      2,176,900


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 5 -

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
-------------------------------------------------

(Unaudited)

                                                                                  OCTOBER 31,

                                                               2006                                         2005
                                            ------------------------------------------   ------------------------------------------
                                             Principal      Amortized        Market       Principal      Amortized        Market
                                               Amount          Cost          Value          Amount          Cost          Value
                                            ------------   ------------   ------------   ------------   ------------   ------------
Pleasantville N.Y. Public
   Impt. Unlimited tax
   5.000%, due January 1,2016               $    440,000   $    480,009   $    482,812   $    565,000   $    621,690   $    607,149

Puerto Rico Electric Power
   Authority Star & Stripe
   5.500%, due July 1, 2017                      700,000        784,546        804,139        700,000        792,173        785,932

Puerto Rico Commonwealth
   Highway & Transp. Auth
   5.00%, due July 1, 2035                     1,000,000      1,084,702      1,048,970      1,000,000      1,087,652      1,063,510

Puerto Rico Commonwealth
   Highway and Trans
   5.500%, due July 1, 2015                      500,000        556,050        568,530        500,000        562,167        564,285

Puerto Rico Common Wealth
   Highway and Trans
   6.250%, due July 1, 2016                      285,000        334,070        343,824        285,000        338,851        338,016

Puerto Rico Public Buildings
   Auth. Rev. GTD Ref
   5.000%, due July 1, 2028                      500,000        513,322        526,890        500,000        513,880        521,825

Suffolk County Water
   Authority
   6.000%, due June 1, 2009                    1,000,000      1,030,541      1,047,600      1,510,000      1,588,518      1,644,345

Suffolk County Judicial
   FACS Agency
   5.750%, due October 15, 2011                1,340,000      1,358,983      1,437,832      1,340,000      1,361,531      1,457,840

Triborough Bridge or Tunnel
   Authority N.Y. Revs
   6.000%, due January 1, 2012                 1,500,000      1,536,754      1,624,110      1,500,000      1,542,809      1,655,862
   5.500%, due January 1, 2017                 1,000,000      1,019,518      1,120,700      1,000,000      1,019,926      1,120,600
   5.500%, due January 1, 2019                 1,000,000      1,145,207      1,164,480             --             --             --
   Var. rate, due January 1, 2032                100,000        100,000        100,000             --             --             --

                                            ------------   ------------   ------------   ------------   ------------   ------------

                                            $ 34,270,000   $ 36,279,305   $ 37,250,388   $ 34,285,000   $ 36,097,519   $ 37,291,968
                                            ============   ============   ============   ============   ============   ============


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 6 -

TRIDAN CORP.

STATEMENTS OF OPERATIONS
-------------------------------------------------

(Unaudited)

                                                                SIX MONTHS ENDED
                                                                   OCTOBER 31,

                                                              2006             2005
                                                          -------------    ------------
Investment income

    Interest                                              $     934,940    $    972,584

    Amortization of bond premium and
       discount - net                                          (117,771)       (109,275)
                                                          -------------    ------------

         Total investment income                                817,169         863,309
                                                          -------------    ------------

Expenses

    Investment advisory fee                                      52,154          53,577

    Professional fees                                            48,600          48,295

    Directors' fees                                              37,250          36,000

    Administrative fees                                          36,000          34,500

    Insurance and administrative expenses                         9,383           9,315
                                                          -------------    ------------

         Total expenses                                         183,387         181,687
                                                          -------------    ------------

Investment income - net                                         633,782         681,622
                                                          -------------    ------------

Realized and unrealized gain on investments

    Net realized gain on investments                            152,415          40,344

    Change in unrealized appreciation (depreciation)
       of investments for the period                            388,638        (880,995)
                                                          -------------    ------------

Net gain (loss) on investments                                  541,053        (840,651)
                                                          -------------    ------------

Net increase (decrease) in assets resulting
    from operations                                       $   1,174,835    $   (159,029)
                                                          =============    ============


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 7 -

TRIDAN CORP.

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------

                                                           SIX MONTHS
                                                              ENDED         YEAR ENDED
                                                           OCTOBER 31,      APRIL 30,
                                                              2006             2006
                                                          -------------    ------------
                                                           (Unaudited)      (Audited)
Increase (decrease) in net assets resulting
    from operations

       Investment income - net                            $     633,782    $  1,319,666
       Net realized gain on investments                         152,415         163,905
       Change in unrealized appreciation                        388,638      (1,493,001)
                                                          -------------    ------------

         Net increase (decrease) in net assets
            resulting from operations                         1,174,835          (9,430)
                                                          -------------    ------------

Redemptions of 501.7045 (October 31, 2006)
    and 3,359.2505 shares (April 30, 2006)                       (6,105)        (41,276)
                                                          -------------    ------------

Distributions to shareholders:
    Investment income - net (tax exempt)                       (620,006)     (1,304,517)
    Long-term capital gains - net                              (158,796)       (160,462)
                                                          -------------    ------------

                                                               (778,802)     (1,464,979)
                                                          -------------    ------------

         Total increase (decrease)                              389,928      (1,515,685)
                                                          -------------    ------------

Net assets

    Beginning of period                                      37,511,887      39,027,572
                                                          -------------    ------------

    End of period, including
       - Net overdistributed
           investment income $(21,302) and $(35,077),
           in October 2006 and April 2006, respectively
       - Net undistributed capital gains of $61,958
           and $68,340 in October 2006 and April 2006,
           respectively                                   $  37,901,815    $ 37,511,887
                                                          =============    ============


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 8 -

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2006 AND 2005
-------------------------------------------------

1.    Significant Accounting Policies

      The following is a summary of the significant policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, in the preparation of its financial statements.

      Acquisition and Valuation of Investments

      Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are shown at market value in the accompanying financial statements. Short-term investments are stated at cost, which is equivalent to market value.

      Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations. Securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors. There were no securities valued by the Board of Directors, which quotations were not readily available as of October 31, 2006 and 2005.

      Amortization of Bond Premium or Discount

      In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation.

      Income Taxes

      It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required; however, the Company is subject to minimum New York State and local franchise taxes.

      Interest income from municipal investments are exempt from Federal and state income taxes.

      Cash and Cash Equivalents

      The Company considers all investments that can be liquidated on demand to be cash equivalents.

                                                              October 31,
                                                           2006         2005
                                                        ----------   -----------

            Cash                                        $   24,356   $    29,596
            Cash equivalents - demand bonds and notes      195,574       285,083
                                                        ----------   -----------

                                                        $  219,930   $   314,679
                                                        ==========   ===========


--------------------------------------------------------------------------------

See accountant's report.                                                   - 9 -

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2006 AND 2005
-------------------------------------------------

1.    Significant Accounting Policies (continued)

      The Company maintains all of its cash and cash equivalents in one financial institution. At times, such balances may be in excess of amounts insured by the Federal Deposit Insurance Corporation.

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used when accounting for the valuation of securities and the realization of investment.

      Concentration of Credit Risk

      The value of the Company's investments may be subject to possible risks involving, among other things, the continued creditworthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

2.    Accounts Payable and Accrued Liabilities

      Accounts payable and accrued liabilities consisted of the following at:

                                                              October 31,
                                                           2006         2005
                                                        ----------   -----------

            Accrued investment advisory fees (a)        $   27,350   $    32,000
            Accrued fee - affiliate (b)                     49,892        44,275
            Accrued accounting fees and other                   --        18,131
                                                        ----------   -----------

                                                        $   77,242   $    94,406
                                                        ==========   ===========

            (a) The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P Morgan") as its investment advisor and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.


--------------------------------------------------------------------------------

See accountant's report.                                                  - 10 -

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2006 AND 2005
-------------------------------------------------

2.    Accounts Payable and Accrued Liabilities (continued)

            (b) For the six months ended October 31, 2006 and 2005, the Company incurred legal fees of approximately $48,600 and $42,800, respectively, paid to the law firm of which an officer of the Company is a Member.

            (c) For the six months ended October 31, 2006 and 2005, the Company incurred audit fees of approximately $-0- and $5,495, respectively.

3.    Investment Transactions

      Purchases and sales of  investments  in municipal  obligations  (excluding short-term and demand investments) amounted to approximately $4,518,686 and $5,443,395, respectively, for the six months ended October 31, 2006 and $2,007,000 and $1,810,000, respectively, for the six months ended October 31, 2005.

      The U.S. Federal income tax basis of the Company's investments, at October 31, 2006 and 2005, was approximately $36,279,305 and $36,097,519, respectively, and net unrealized appreciation at October 31, 2006 and 2005, for U.S. Federal income tax purposes was approximately $971,083 and $1,194,450, respectively (gross unrealized appreciation of approximately $1,048,294 and $1,332,371, respectively, gross unrealized depreciation of approximately $77,211 and $137,921, respectively.

4.    Common Stock, Net Asset Values and Share Redemption Plan

      At October 31,  2006 and 2005,  there were  6,000,000  shares of $0.02 par
      value  common  stock   authorized  of  which  3,199,100  had  been  issued
      aggregating $63,982, and additional paid-in capital aggregating $312,787.

      The Company's share redemption plan permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share as of the end of the Company's fiscal quarter in which the request for redemption is received. At October 31, 2006 and 2005, $990,220 (84,390.2532 shares),
      $968,287 (82,588.2052 shares), respectively, had been redeemed under this plan.

      The net asset value per share is calculated by dividing the value of all assets less total liabilities by the number of common shares outstanding at the end of the period.

      The net asset value per share and the shares outstanding were as follows:

                                                              October 31,
                                                           2006         2005
                                                        ----------   -----------
            Net asset value:
                -  at market value of the
                     underlying investments             $    12.17   $     12.21
                -  at amortized cost                    $    11.86   $     11.83


--------------------------------------------------------------------------------

See accountant's report.                                                  - 11 -

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2006 AND 2005
-------------------------------------------------

4.    Common Stock, Net Asset Values and Share Redemption Plan (continued)

            Shares outstanding at:
                October 31, 2006                     3,114,709.7468
                October 31, 2005                     3,116,511.7948

5.    Distributions

      During the six months ended October 31, 2006 and 2005, distributions of $778,802 ($.25 per share) and $779,437 ($.25 per share), respectively, were declared and paid to shareholders, which, except for capital gains of $158,796 in 2006 and $67,110 in 2005, were exempt from Federal income taxes. Distributions for the year ended April 30, 2006 were $1,464,979 ($.47 per share) and were exempt from Federal income taxes except for $160,462 of capital gains.

      The tax  character  of  distributions  paid  during the six  months  ended
      October 31, 2006 and 2005 and the year ended April 30, 2006 were as follows:

                                                  Six Months Ended        Year Ended
                                                     October 31,           April 30,
                                                 2006          2005          2006
                                              -----------   -----------   -----------
      Distributions paid from
          Tax exempt investment income, net   $   620,006   $   712,327   $ 1,304,517
          Capital gains                           158,796        67,110       160,462
                                              -----------   -----------   -----------

                                              $   778,802   $   779,437   $ 1,464,979
                                              ===========   ===========   ===========

      As of October 31, 2006 and 2005 and April 30, 2006, the components of distributable earnings on a tax basis were as follows:

                                              October 31,   October 31,    April 30,
                                                 2006          2005          2006
                                              -----------   -----------   -----------
      Overdistributed tax-exempt
         investment income, net               $   (21,302)  $   (80,931)  $   (35,077)
      Undistributed capital gains                  61,958        38,305        68,340
      Unrealized appreciation of
         investments, net                         971,083     1,194,450       582,443
                                              -----------   -----------   -----------

                                              $ 1,011,739   $ 1,151,824   $   615,706
                                              ===========   ===========   ===========

      The Company has no capital loss carry forwards as of October 31, 2006 and 2005. The Company had no capital reclassification related to permanent book/tax differences for the six months ending October 31, 2006 and 2005.


--------------------------------------------------------------------------------

See accountant's report.                                                  - 12 -

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2006 AND 2005
-------------------------------------------------

6. Financial Highlights

   Selected per share data and ratios

                                                                   SIX MONTHS ENDED OCTOBER 31,

                                                 2006           2005           2004           2003           2002
                                              ----------     ----------     ----------     ----------     ----------
   Per share data:
     (For a share of capital stock
       outstanding throughout the period):

   Net asset value, beginning of year         $    12.04     $    12.51     $    12.61     $    12.94     $    12.56
                                              ----------     ----------     ----------     ----------     ----------

   Income from investment operations:
     Net investment income                          0.20           0.22           0.22           0.24           0.23
     Net realized and unrealized
       gain (loss) on investments                   0.18          (0.27)          0.18          (0.08)          0.25
                                              ----------     ----------     ----------     ----------     ----------

   Total from investment operations                 0.38          (0.05)          0.40           0.16           0.48
                                              ----------     ----------     ----------     ----------     ----------

   Less distributions:
     Dividends (from net investment
       income)                                     (0.20)         (0.23)         (0.23)         (0.22)         (0.24)
     Capital gains                                 (0.05)         (0.02)         (0.02)         (0.03)         (0.01)
                                              ----------     ----------     ----------     ----------     ----------

       Total distributions                         (0.25)         (0.25)         (0.25)         (0.25)         (0.25)
                                              ----------     ----------     ----------     ----------     ----------

   Net asset value - end of period            $    12.17     $    12.21     $    12.76     $    12.85     $    12.79
                                              ==========     ==========     ==========     ==========     ==========

Per share market value - end of period        $    12.17     $    12.21     $    12.76     $    12.85     $    12.79
                                              ==========     ==========     ==========     ==========     ==========

Total investment return                             1.08%        -2.40%           1.18%         -0.70%          1.91%

Ratios/Supplemental Data:
   Net assets, end of period (in thousands)   $   37,902     $   38,064     $   39,805     $   40,153     $   39,966
   Ratio of expenses to average net assets
     (annualized)                                   0.97%          0.94%          0.96%          0.74%          0.77%
   Ratio of net investment income - to
     average net assets (annualized)                3.34%          3.54%          3.46%          3.72%          3.64%

   Portfolio turnover rate                          12.6%           5.2%           4.0%           7.0%           3.0%

Average (simple) number of share
   outstanding (in thousands)                      3,115          3,117          3,119          3,125          3,126


--------------------------------------------------------------------------------

See accountant's report.                                                  - 13 -

Item 2.    Code of Ethics

           Not required in this report.

Item 3.    Audit Committee Financial Expert

           Not required in this report.

Item 4.    Principal Accountant Fees and Services

           Not required in this report.

Item 5.    Audit Committee of Listed Registrants.

           Not required in this report.

Item 6.    Schedule of Investments.

           A schedule of registrant's investments in securities of unaffiliated issuers as of October, 31, 2006 is included as part of the financial statement filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

           Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

           No change in the portfolio managers identified in the registrant's most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

           Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934

Item 10.   Submission of Matters to a Vote of Security Holders.

           The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.   Controls and Procedures

           (a) The registrant's principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation, said officers have concluded that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

           (b) There was no change in the registrant's internal control over financial reporting that occurred during its last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits

           (a)   The following exhibits are filed herewith:

                 (2) The separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Tridan Corp.
            --------------------------------------------------------------------


By (Signature and Title)     /S/ Peter Goodman
                        --------------------------------------------------------
                           Peter Goodman, President and Chief Executive Officer

Date: December 27, 2006
     -------------------------


      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)     /S/ Peter Goodman
                        --------------------------------------------------------
                           Peter Goodman, President and Chief Executive Officer

Date: December 27, 2006
     ------------------------


By (Signature and Title)     /S/ Warren F. Pelton
                        --------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer


Date: December 27, 2006
     ------------------------